TANGIBLE FIXED ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	$ 5,800	$ 7,500
Depreciation expense related to administrative expense	$ 130,851	121,922	$ 110,124
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Vessel dry-docking interval	24 months
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Vessel dry-docking interval	60 months
Software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	$ 65,900	66,100	60,700
Operating time charter leases (as lessor)	247,600	201,100	75,900
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	$ 600	$ 0	$ 0
Capitalization rate	3.70%	0.00%	0.00%
Estimated useful lives	25 years
Other property, plant and equipment | Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	$ 2,400	$ 1,200	$ 1,000
Other property, plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Other property, plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
IT equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
IT equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Company cars
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years